T. ROWE PRICE Retirement 2010 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 50.8%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  392,884 191,147 49,550 113,771,236 522,210
New Income Fund  389,350 198,786 49,806 64,999,900 514,799
International Bond Fund (USD
Hedged)  140,259 54,776 22,845 21,277,599 178,732
Emerging Markets Bond Fund  103,969 41,007 29,431 13,719,767 123,752
Dynamic Global Bond Fund  99,803 42,129 18,448 15,540,698 120,285
U.S. Treasury Long-Term Index
Fund  97,878 47,525 16,101 15,714,132 117,699
High Yield Fund  92,284 37,287 16,473 19,849,150 116,316
Dynamic Credit Fund  – 45,767 767 5,066,279 44,837
Floating Rate Fund  43,144 13,767 15,165 4,666,615 43,353
Total Bond Mutual Funds (Cost $1,973,204) 1,781,983
EQUITY MUTUAL FUNDS 47.0%
T. Rowe Price Funds:
Growth Stock Fund  213,343 57,520 85,092 2,451,005 236,473
Value Fund  197,388 58,029 63,969 5,229,513 232,713
Hedged Equity Fund  – 152,291 2,289 14,869,240 169,212
U.S. Large-Cap Core Fund  67,455 68,022 10,602 3,957,449 154,380
Overseas Stock Fund  102,902 26,869 16,040 9,406,146 119,270
Equity Index 500 Fund  123,978 40,644 40,678 864,326 116,070
International Value Equity Fund  86,729 24,120 15,354 6,470,279 104,754
International Stock Fund  88,530 23,891 14,322 5,254,105 101,930
Real Assets Fund  55,958 49,685 8,908 7,419,995 100,912
Mid-Cap Growth Fund  46,236 16,476 3,816 599,049 63,961
Mid-Cap Value Fund  44,053 15,327 9,910 1,654,531 54,186
Small-Cap Stock Fund  30,710 10,219 3,088 715,912 42,640
Emerging Markets Discovery
Stock Fund  37,794 13,262 11,016 3,241,407 42,560
Emerging Markets Stock Fund  31,247 10,666 3,630 1,053,897 36,001
Small-Cap Value Fund  26,326 8,694 3,437 661,929 34,314
New Horizons Fund (2) 20,491 6,231 1,707 474,687 28,386
U.S. Equity Research Fund  45,484 2,404 40,029 214,320 10,778
Total Equity Mutual Funds (Cost $1,185,315) 1,648,540
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  312 64,900 64,850 3,570 355
Total Other Mutual Funds (Cost $354) 355

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 87,308 183,145 193,131 77,322,362 77,322
Total Short-Term Investments (Cost $77,322) 77,322
Total Investments in Securities 100.0%
(Cost $3,236,195) $ 3,508,200
Other Assets Less Liabilities (0.0)% (1,383)
Net Assets 100.0% $ 3,506,817
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (9) $ (163) $ 834
Dynamic Global Bond Fund  (2,024) (3,199) —
Emerging Markets Bond Fund  (6,752) 8,207 4,834
Emerging Markets Discovery Stock Fund  (1,249) 2,520 1,287
Emerging Markets Stock Fund  1,494 (2,282) 708
Equity Index 500 Fund  48,118 (7,874) 1,349
Floating Rate Fund  (629) 1,607 2,593
Growth Stock Fund  4,050 50,702 620
Hedged Equity Fund  102 19,210 708
High Yield Fund  (1,500) 3,218 4,975
International Bond Fund (USD Hedged)  (2,789) 6,542 —
International Stock Fund  7,251 3,831 1,379
International Value Equity Fund  4,572 9,259 2,787
Limited Duration Inflation Focused Bond Fund  (2,867) (12,271) 16,767
Mid-Cap Growth Fund  6,501 5,065 340
Mid-Cap Value Fund  6,004 4,716 732
New Horizons Fund  1,122 3,371 —
New Income Fund  (3,813) (23,531) 13,137
Overseas Stock Fund  8,086 5,539 2,532
Real Assets Fund  (184) 4,177 1,822
Small-Cap Stock Fund  2,511 4,799 314
Small-Cap Value Fund  2,104 2,731 347
Transition Fund  (401) (7) 77
U.S. Equity Research Fund  2,261 2,919 175
U.S. Large-Cap Core Fund  182 29,505 1,012
U.S. Treasury Long-Term Index Fund  (4,969) (11,603) 2,669
Value Fund  (1,628) 41,265 3,390
U.S. Treasury Money Fund, 5.40% — — 2,969
Totals $ 65,544# $ 148,253 $ 68,357+

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $15,113 of the net realized gain (loss).
+ Investment income comprised $68,357 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2010 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement 2010 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F140-054Q3 02/24